Operating expenses - Schedule of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (4,287)	€ (4,334)
Payroll costs (including share-based payments)	(6,237)	(7,040)
Depreciation, amortization and provision expenses	(229)	80
Total SG&A expenses	€ (10,753)	€ (11,294)